Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities
Net loss		$ (7,585,831)	$ (7,732,799)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation expense	[1]		1,161,333
Change in fair value of warrant liabilities		(123,188)	8,438
Change in fair value of option liability			5,925,501
Change in fair value of embedded derivative liability		14,886	21,580
Change in fair value of digital assets		(119,810)
Amortization of right-of-use assets		117,261	289,148
Gain on sale of subsidiaries			(115,171)
Amortization of debt discounts		310,709	197,710
Depreciation		1,195,686	1,224,133
(Increase) decrease in operating assets
Securities owned		(73)	4,521,988
Receivables from broker-dealers and clearing organizations		602,025	5,704,958
Prepaids, deposits and other assets		(92,688)	2,709,948
Increase (decrease) in operating liabilities
Payables to customers		2,585,759	(14,701,392)
Payables to broker-dealers and clearing organizations		40,945	(10,165,124)
Accrued expenses and other payables		(26,571)	(602,314)
Lease liabilities		(116,982)	(309,638)
Other non-current liabilities		2,668,450
Net cash used in operating activities		(529,422)	(11,861,701)
Cash Flows from Investing Activities
Purchases of property and equipment		(3,615)
Purchases of digital assets		(5,000,000)
Loan provided to third party			(100,000)
Net proceeds from sale of subsidiaries			(184,729)
Net cash used in investing activities		(5,003,615)	(284,729)
Cash Flows from Financing Activities
Proceeds from issuance of convertible debenture		12,908,000	940,000
Proceeds from exercise of Warrants E		2,917,797
Proceeds from short-term borrowings		385,025	638,935
Repayment of short-term borrowings		(3,535,065)
Net cash provided by financing activities		12,675,757	1,578,935
Effect of Exchange Rate Changes on Cash, Cash Equivalents, and Restricted Cash		38,893	19,773
Net Change in Cash, Cash Equivalents, and Restricted Cash		7,181,613	(10,547,722)
Cash, Cash Equivalents, and Restricted Cash - Beginning of Period		17,424,868	31,096,395
Cash, Cash Equivalents, and Restricted Cash - End of Period		24,606,481	20,548,673
Noncash Investing and Financing Activities
Conversion of Convertible Debentures and the payment of make-whole interest by shares		696,583	783,847
Embedded derivative liabilities (make-whole interest feature)		4,937,037	351,622
Share issuances in exchange for a decrease in embedded derivative liability		558,000	414,000
Issuance of Warrants I in consideration for the investor to purchase January 2024 Convertible Debenture			800
Issuance of Warrants K in consideration for the investor to purchase January 2025 Convertible Debenture		578,089
Issuance of Warrants L in consideration for the investor to purchase May 2025 Convertible Debenture		28,849
Lease liabilities arising from obtaining right-of-use assets			183,153
Increase in other receivable from sale of subsidiaries			98,481
Supplemental Disclosure of Cash Flow Information
Cash paid for interest		31,925	194,832
Cash paid for income taxes		$ 1,002	$ 645

[1]	The amount includes stock-based expenses under January 2021 Call Options in the amount of $nil and $763,600 for the six months ended June 30, 2025 and 2024, respectively and under 2023 and 2024 Share Incentive Plans in the amount of $nil and $397,733 for the six months ended June 30, 2025 and 2024, respectively.